Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Current and Deferred Components of Income Tax Expense

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive income are as follows:

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Current tax	197,233,190	122,931,256	105,353,756	16,532,303
Deferred tax	(7,665,373)	(12,472,054)	3,535,126	554,739
Total	189,567,817	110,459,202	108,888,882	17,087,042

Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2019	2020	2021
PRC statutory tax rate	25%	25%	25%
Withholding tax on the PRC earnings distribution	3%	0%	10%
Effect of international rate difference	0%	1%	1%
Effect of preferential tax rate	(5)%	0%	(7)%
Tax effect of expenses that are not deductible in determining taxable profit	7%	5%	20%
Effective tax rate	30%	31%	49%

Components of Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2019 2020 and 2021 are as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Deferred tax assets:
Net loss carryforward	22,229,252	53,089,828	8,330,952
Deferred revenue	132,881,621	115,049,834	18,053,829
Deferred rent	7,499,776	17,692,412	2,776,326
Bad debt expenses	7,622,390	30,328,801	4,759,251
Accrued expenses	15,971,223	17,687,519	2,775,558
Unrealised losses from equity securities	5,213,960	7,534,182	1,182,278
Valuation allowance	(24,186,707)	(59,426,713)	(9,325,349)
Total deferred tax assets	167,231,515	181,955,863	28,552,845
Deferred tax liabilities:
Depreciation of property and equipment	(3,990,387)	(6,099,754)	(957,185)
Unrealized gains from equity securities	(805,803)	(880,803)	(138,217)
Intangible assets arising from acquisition	(141,587,024)	(176,681,292)	(27,725,150)
Withholding tax on PRC earnings to be distributed	(43,191,602)	(64,929,920)	(10,188,921)
Total deferred tax liabilities	(189,574,816)	(248,591,769)	(39,009,473)

Schedule of Unrecognized Tax Benefits

Unrecognized tax benefits — January 1, 2020	261,641,717
Increases — tax positions in the current period	37,621,483
Decreases — tax positions in prior period	(8,583,298)
Unrecognized tax benefits — December 31, 2020	290,679,902
Unrecognized tax benefits — January 1, 2021	290,679,902
Increases — tax positions in the current period	108,672,095
Decreases — tax positions in prior period	(70,531,716)
Unrecognized tax benefits — December 31, 2021	328,820,281